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TCU Prospectus | Ultra-Short Duration Portfolio
Ultra-Short Duration Portfolio
INVESTMENT OBJECTIVE
The Ultra-Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Bond TCU	TCU Prospectus Ultra-Short Duration Portfolio TCU Shares USD ($)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Bond TCU	TCU Prospectus Ultra-Short Duration Portfolio TCU Shares
Management Fees (as a percentage of Assets)	0.10%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.33%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Bond TCU	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TCU Prospectus | Ultra-Short Duration Portfolio | TCU Shares | USD ($)	34	106	185	418

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.
Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:

■
Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts;

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.
Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately 0.20 and 0.95, respectively.
Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill
Benchmark: ICE BofAML US 3-Month Treasury Bill Index

INVESTMENT ADVISOR’S INVESTMENT PHILOSOPHY:
The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The Portfolio’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration).

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the Investment Company Act of 1940 (the “1940 Act), the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the Securities and Exchange Commission (the “SEC”). The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.
The Portfolio changed its investment strategy effective December 31, 2018. Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy. Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

CALENDAR YEAR

TOTAL RETURN
The total return for the 9-month period ended September 30, 2019 was 2.01%.

Best Quarter :
Q1 2009	0.82%

Worst Quarter:
Q2 2013	-0.21%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Average Annual Total Returns - Bond TCU - TCU Prospectus - Ultra-Short Duration Portfolio	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
ICE BofAML US 3-Month Treasury Bill Index	ICE BofAML US 3-Month Treasury Bill Index	1.87%	[1]	0.63%	[1]	0.37%	[1]	2.68%	[1],[2]	Aug. 01, 1991
Bloomberg Barclays Short (1-2 Year) Government Index (reflects no deduction for fees or expenses)	Bloomberg Barclays Short (1-2 Year) Government Index (reflects no deduction for fees or expenses)	1.67%		0.72%		0.83%		3.39%	[3]	Dec. 01, 1992
ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	1.92%		0.78%		0.54%		2.94%	[2]	Aug. 01, 1991
ICE BofAML One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	ICE BofAML One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	1.86%		0.70%		0.62%		3.18%	[2]	Aug. 01, 1991
TCU Shares	Ultra-Short Duration Portfolio (formerly, the Ultra-Short Duration Government Portfolio)	1.18%		0.48%		0.65%		2.67%		Jul. 10, 1991
[1]	As of December 31, 2018, the Portfolio added the ICE BofAML US 3-Month Treasury Bill Index as its primary benchmark to better reflect the target duration and strategy of the Portfolio.
[2]	Since August 1, 1991.
[3]	Since December 1, 1992.

TCU Prospectus | Short Duration Portfolio
Short Duration Portfolio
INVESTMENT OBJECTIVE
The Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Bond TCU	TCU Prospectus Short Duration Portfolio TCU Shares USD ($)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Bond TCU	TCU Prospectus Short Duration Portfolio TCU Shares
Management Fees (as a percentage of Assets)	0.10%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.33%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Bond TCU	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TCU Prospectus | Short Duration Portfolio | TCU Shares | USD ($)	34	106	185	418

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.
During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.
The Portfolio may also invest in:

■	Other U.S. Government Securities and related custodial receipts;

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.
Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the ICE BofAML Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.91 and 2.87, respectively.
Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note
Benchmark: The ICE BofAML Two-Year U.S. Treasury Note Index

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:
The Investment Advisor believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The Portfolio’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration).

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the 1940 Act, the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC. The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.
Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

CALENDAR YEAR

TOTAL RETURN
The total return for the 9-month period ended September 30, 2019 was 4.11%.

Best Quarter :
Q3 2009	1.89%

Worst Quarter:
Q4 2016	-0.61%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Average Annual Total Returns - Bond TCU - TCU Prospectus - Short Duration Portfolio	Label	1 Year	5 Years	10 Years	Since Inception	[1]	Inception Date
TCU Shares	Short Duration Portfolio	1.19%	0.63%	1.24%	3.25%		Oct. 09, 1992
ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	1.48%	0.70%	0.88%	3.43%
Bloomberg Barclays Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	Bloomberg Barclays Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	1.58%	0.82%	1.03%	3.59%	[2]	Nov. 01, 1992
[1]	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.
[2]	Since November 1, 1992.